Long-Term Debt - Additional Information (Details) (USD $)	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2011 Interest Rate Swap Derivative	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum	Oct. 31, 2012 Term Loan Facility	Dec. 31, 2013 Term Loan Facility	Dec. 31, 2013 Term Loan Facility Maximum	Dec. 31, 2013 Term Loan Facility Minimum	Oct. 31, 2012 Asset Based Loan Facility	Dec. 31, 2013 Asset Based Loan Facility	Dec. 31, 2013 Asset Based Loan Facility And Term Loan Facility	Dec. 31, 2013 New Credit Facilities	Dec. 31, 2013 Senior Notes	Dec. 31, 2011 Kindreds Credit Facilities	Dec. 31, 2011 Rehabcares Credit Facilities
Debt [Line Items]
Long-term debt, fair value	$ 1,630,192,000	$ 1,630,649,000
Line of credit facility repaid																		390,000,000	345,400,000
Line of credit facility, guarantees																All obligations under the Credit Facilities are fully and unconditionally guaranteed, subject to certain customary release provisions, by substantially all of the Company’s existing and future direct and indirect domestic 100% owned subsidiaries, as well as certain non-100% owned domestic subsidiaries as the Company may determine from time to time in its sole discretion. The Notes are fully and unconditionally guaranteed, subject to certain customary release provisions, by substantially all of the Company’s domestic 100% owned subsidiaries. In addition, the Credit Facilities are collateralized by substantially all of the Company’s assets, including certain owned real property.
Revolving credit facility, maximum capacity															250,000,000
Debt instrument, maturity period															2 years
Debt instrument, maturity date															Jun. 30, 2018
Cash dividends															150,000,000
Annual interest cost basis points			1.00%							1.00%
Interest rate reduction basis points										0.50%
Term Loan Facility, variable rate basis											LIBOR plus 375 basis points	LIBOR plus 325 basis points
Percentage of LIBOR floor rate							1.50%	1.00%			1.50%	1.00%
Interest expense	108,009,000	107,825,000	80,841,000	400,000													1,500,000
Debt restructuring cost	500,000
Other operating expenses	965,760,000	893,974,000	838,647,000														500,000
Aggregate incremental capacity of line of credit facility	200,000,000		200,000,000
Company executed incremental capacity									100,000,000				100,000,000	100,000,000
Term Loan Facility borrowings, price as percentage of face value									97.50%
Number of interest rate swaps						2
Line of credit, amount outstanding				225,000,000
Interest rate swap, maturity date				Jan. 11, 2016
Annual interest rate				1.8925%
Minimum interest rate based on LIBOR										1.50%
Change in fair value of interest rate swaps				$ 1,400,000	$ 2,600,000